SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
Schedule of segment information

	For the year ended December 31, 2024
	Network	Hospital	Total
	RMB	RMB	RMB	US$
Revenues from external customers	113,710	270,246	383,956	52,602
Cost of sales	(122,838)	(340,280)	(463,118)	(63,447)
Gross profit (loss)	(9,128)	(70,034)	(79,162)	(10,845)

	For the year ended December 31, 2023
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	218,343	319,059	537,402
Cost of sales	(206,527)	(407,483)	(614,010)
Gross profit (loss)	11,816	(88,424)	(76,608)

	For the year ended December 31, 2022
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	254,442	217,643	472,085
Cost of sales	(225,245)	(399,249)	(624,494)
Gross profit (loss)	29,197	(181,606)	(152,409)

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Segment assets
Network	1,769,085	2,354,543	322,571
Hospital	4,284,858	4,371,845	598,941
Total segment assets	6,053,943	6,726,388	921,512

Schedule of total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
PRC	4,132,784	4,400,026	602,801
Total long-lived assets	4,132,784	4,400,026	602,801